Equity (Details) - Schedule of information relating to subsidiary that has material non-controlling interests - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of information relating to subsidiary that has material non-controlling interests [Abstract]
Non-current assets	$ 11	$ 16
Current assets	976	174
Current liabilities	(11,806)	(5,543)
Net assets	(10,819)	(5,353)
Net assets attributable to non-controlling interests	(166)	(82)
Loss for the year	5,467	4,922
Loss allocated to non-controlling interests	$ 84	$ 75